Eventide Limited-Term Bond Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Eventide Limited-Term Bond Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on December 17, 2018, (SEC Accession No. 0001580642-18-005952).